Pension Plans (Summary of Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 14,163	¥ 14,525
Fair value of plan assets	0	0
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	2,260	2,075
Fair value of plan assets	¥ 366	¥ 389